DEFERRED INCOME TAXES - Narrative (Details) $ in Billions	Dec. 31, 2018 CAD ($)
Disclosure of income tax [Abstract]
Unrecognized deductible temporary differences	$ 1.8
Non capital losses	1.6
Other temporary differences (PP&E and other)	$ 0.2